Bank Borrowings - Schedule of Bank Borrowings (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Borrowings [Abstract]]
Short-term borrowings	¥ 375,996,175	¥ 527,369,276
Long-term borrowings due within one year	5,266,370	10,863,245
Total bank borrowings, current	381,262,545	538,232,521
Total Long-term bank borrowings	5,266,370	16,129,615
Less: Long-term borrowings due within one year	(5,266,370)	(10,863,245)
Bank borrowings, non-current		¥ 5,266,370